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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/05

Is this a transition report? N

Is this an amendment to a previous filing? N

1. A. Registrant Name: JPF SEPARATE ACCOUNT C OF JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

B. File Number: 811-08230

C. Telephone Number: (603)226-5933

2. A. Street: One Granite Place

B. City: Concord C. State: New Hampshire D. Zip Code: 03301 Zip Ext: 3258

3. Is this the first filing on this form by Registrant? N

4. Is this the last filing on this form by Registrant? N

5. Is Registrant a small business investment company (SBIC)? N

6. Is Registrant a unit investment trust (UIT)? Y

111. A. Depositor Name:

112. A. Sponsor Name:

113. A. Trustee Name:

For period ending: 12/31/05
File number: 811-08230

114. A. Principal Underwriter Name: Jefferson Pilot Variable Corporation
B. File Number: 8-15753
C. City:   Concord State:   New Hampshire  Zip Code:   03301

115. A. Independent Public Account Name: Ernst & Young LLP
B. City: Boston  State: Massachusetts      Zip Code:   02116  Zip Ext:  5072

116. Family of investment companies information: N
Identify the family in 10 letters:

117. A. Is Registrant a separate account of an insurance company? (Y/N) Y
B. Variably annuity contracts? (Y/N) N
C. Scheduled premium variable life contracts (Y/N) N
D. Flexible premium variable life contracts (Y/N) Y
E. Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933?  1

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period  0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted) NA

121. State the number of series for which a current prospectus was in existence at the end of the period 1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period  0

123. State the total value of the additional units considered in answering item 122 ($000,s omitted) 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant $0

For period ending: 12/31/05
File number: 811-08230

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

I. Investment company equity securities 1 $203,180 $4,639

L. Total assets of all series of registrant 1 $203,180 $4,639

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by any entity other than the issuer? N

131. Total expenses incurred by all series of Registrant during the current reporting period $1,747

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-08230

SIGNATURE

This report is signed on behalf of the registrant in the City of Concord and State of New Hampshire on 23rd day of February 2006.

JPF Separate Account C of Jefferson Pilot Financial Ins. Co.
Registrant

By:	Witness:
/s/ Donna M. Wilbur	/s/ John A. Weston
Donna M. Wilbur	John A. Weston
Financial Reporting Manager	Vice President